Leases (Details) - USD ($) $ in Thousands		3 Months Ended
	Jan. 01, 2019	Mar. 31, 2019
Leases
Right-of-use assets	$ 5,747	$ 5,176
Lease liabilities-current		3,191
Lease liabilities-non-current		2,522
Lease liabilities	$ 6,357	5,713
Lease expenses		830
Sublease rental income		61
Cash paid on lease liabilities		$ 852
Weighted average remaining lease term (years)		1 year 9 months 29 days
Weighted average discount rate	3.97%	3.96%
Lease payments:
Not later than 1 year		$ 3,356
Between 1 to 2 years		2,006
Between 2 to 3 years		449
Between 3 to 4 years		105
Between 4 to 5 years		25
Total lease payments		5,941
Less: Discount factor		(228)
Total lease liabilities	$ 6,357	5,713
Short-term leases with lease terms equal or less than 12 months
Leases
Lease expenses		12
Leases with lease terms greater than 12 months
Leases
Lease expenses		818
Offices
Leases
Right-of-use assets	$ 4,877	4,308
Offices | United States of America
Leases
Right-of-use assets		$ 200
Existence of option to renew the lease		true
Offices | Hong Kong
Leases
Right-of-use assets		$ 1,400
Existence of option to terminate the lease		true
Advance notice period for lease termination option	3 months	3 months
Factories
Leases
Right-of-use assets	$ 383	$ 325
Others
Leases
Right-of-use assets	$ 487	543
Others | United Kingdom
Leases
Right-of-use assets		$ 400
Minimum
Leases
Terms of lease contracts		1 year
Maximum
Leases
Terms of lease contracts		5 years
Maximum | Offices | United States of America
Leases
Renewal term of lease		3 years